Investments Accounted for Using Equity Method - Summary of Financial Information of Investments in Associates (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2019 TWD ($)
Condensed Financial Statements Captions [Line Items]
Assets	$ 522,996		$ 512,875		$ 17,019
Liabilities	(131,467)		(123,745)		(4,278)
Total equity	391,529		389,130	$ 387,273	12,741	$ 384,272
Investments accounted for using equity method	6,949		7,137		$ 226
Net loss for the period	37,869	$ 1,232	37,047	34,704
Other comprehensive income	1,112	37	(966)	1,290
TOTAL COMPREHENSIVE INCOME	38,981	$ 1,269	36,081	35,994
Next Commercial Bank Co., Ltd. ("NCB") [Member]
Condensed Financial Statements Captions [Line Items]
Assets	33,540		9,197
Liabilities	(25,882)		(525)
Total equity	$ 7,658		$ 8,672
Percentage of ownership in associates	41.90%		41.90%		41.90%
Equity attributable to the Company	$ 3,209		$ 3,634
Unrealized gain or loss from downstream transactions	(36)		(42)
Investments accounted for using equity method	3,173		3,592
Net Revenues (losses)	(47)		15	33
Net loss for the period	(1,004)		(446)	(605)
Other comprehensive income	(10)		0	0
TOTAL COMPREHENSIVE INCOME	$ (1,014)		$ (446)	$ (605)